Segments - Summary of Geographical Segments Banking (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Underlying income
- Net interest income	€ 6,896	€ 6,860
- Net fee and commission income	1,386	1,377
Total income	8,148	8,883
Underlying expenditure
- Additions to loan loss provision	416	200
Total underlying expenses	5,654	5,232
Result before tax	2,493	3,651
Taxation	740	995
Non-controlling interests	47	51
Net result	1,707	2,605
Net result IFRS (continuing operations)	1,754	2,656
Underlying [member]
Underlying income
Total income	9,241	8,940
Underlying expenditure
- Operating expenses	5,654	5,232
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
Insurance Other Excluded From IFRS [Member]
Underlying income
Total income		18
Underlying expenditure
Net result		19
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Total income	1,093	75
Underlying expenditure
Taxation	243	26
Net result	850	50
Geographical Segments Banking [Member]
Underlying expenditure
Net result	1,707	2,605
Net result IFRS (continuing operations)		2,605
Geographical Segments Banking [Member] | Underlying [member]
Underlying income
- Net interest income	6,953	6,845
- Net fee and commission income	1,386	1,378
- Total investment and other income	902	717
Total income	9,241	8,940
Underlying expenditure
- Operating expenses	5,238	5,032
- Additions to loan loss provision	416	200
Total underlying expenses	5,654	5,232
Result before tax	3,586	3,708
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
Geographical Segments Banking [Member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result	0	19
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(850)	(50)
Geographical Segments Banking [Member] | Netherlands [member]
Underlying expenditure
Net result	404	1,268
Net result IFRS (continuing operations)		1,268
Geographical Segments Banking [Member] | Netherlands [member] | Underlying [member]
Underlying income
- Net interest income	2,061	2,273
- Net fee and commission income	487	471
- Total investment and other income	90	217
Total income	2,638	2,960
Underlying expenditure
- Operating expenses	1,472	1,454
- Additions to loan loss provision	78	(111)
Total underlying expenses	1,550	1,343
Result before tax	1,088	1,617
Taxation	271	398
Non-controlling interests	0
Net result	817	1,219
Geographical Segments Banking [Member] | Netherlands [member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(413)	49
Geographical Segments Banking [Member] | Belgium [member]
Underlying expenditure
Net result	16	235
Net result IFRS (continuing operations)		235
Geographical Segments Banking [Member] | Belgium [member] | Underlying [member]
Underlying income
- Net interest income	1,112	1,048
- Net fee and commission income	270	253
- Total investment and other income	177	200
Total income	1,558	1,500
Underlying expenditure
- Operating expenses	1,025	1,053
- Additions to loan loss provision	99	67
Total underlying expenses	1,124	1,120
Result before tax	435	380
Taxation	132	103
Non-controlling interests	0	6
Net result	303	270
Geographical Segments Banking [Member] | Belgium [member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(287)	(35)
Geographical Segments Banking [Member] | Germany [member]
Underlying expenditure
Net result	294	344
Net result IFRS (continuing operations)		344
Geographical Segments Banking [Member] | Germany [member] | Underlying [member]
Underlying income
- Net interest income	1,060	1,117
- Net fee and commission income	142	117
- Total investment and other income	108	13
Total income	1,310	1,248
Underlying expenditure
- Operating expenses	654	594
- Additions to loan loss provision	(32)	51
Total underlying expenses	622	645
Result before tax	689	603
Taxation	233	204
Non-controlling interests	1	1
Net result	454	398
Geographical Segments Banking [Member] | Germany [member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(160)	(53)
Geographical Segments Banking [Member] | Other Challengers [member]
Underlying expenditure
Net result	211	222
Net result IFRS (continuing operations)		222
Geographical Segments Banking [Member] | Other Challengers [member] | Underlying [member]
Underlying income
- Net interest income	885	847
- Net fee and commission income	142	129
- Total investment and other income	5	16
Total income	1,032	991
Underlying expenditure
- Operating expenses	638	584
- Additions to loan loss provision	92	67
Total underlying expenses	730	651
Result before tax	302	341
Taxation	101	109
Net result	201	231
Geographical Segments Banking [Member] | Other Challengers [member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	10	(10)
Geographical Segments Banking [Member] | Growth Markets [member]
Underlying expenditure
Net result	240	261
Net result IFRS (continuing operations)		261
Geographical Segments Banking [Member] | Growth Markets [member] | Underlying [member]
Underlying income
- Net interest income	799	785
- Net fee and commission income	152	164
- Total investment and other income	160	120
Total income	1,110	1,069
Underlying expenditure
- Operating expenses	608	596
- Additions to loan loss provision	130	85
Total underlying expenses	738	681
Result before tax	372	389
Taxation	85	83
Non-controlling interests	46	44
Net result	240	261
Geographical Segments Banking [Member] | Growth Markets [member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Underlying expenditure
Net result	436	365
Net result IFRS (continuing operations)		365
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Underlying [member]
Underlying income
- Net interest income	788	673
- Net fee and commission income	201	246
- Total investment and other income	190	197
Total income	1,180	1,117
Underlying expenditure
- Operating expenses	648	606
- Additions to loan loss provision	49	41
Total underlying expenses	698	647
Result before tax	482	470
Taxation	47	105
Net result	436	365
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Other [member]
Underlying expenditure
Net result	106	(91)
Net result IFRS (continuing operations)		(91)
Geographical Segments Banking [Member] | Other [member] | Underlying [member]
Underlying income
- Net interest income	247	102
- Net fee and commission income	(6)	(1)
- Total investment and other income	172	(46)
Total income	413	54
Underlying expenditure
- Operating expenses	193	146
- Additions to loan loss provision	0	0
Total underlying expenses	193	146
Result before tax	219	(91)
Taxation	113	18
Net result	106	(109)
Geographical Segments Banking [Member] | Other [member] | Special items [member]
Underlying expenditure
Net result	0
Geographical Segments Banking [Member] | Other [member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result	€ 0	€ 19